ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowances for accounts receivable, trade
Movement of allowances
Beginning of the year	$ 28,156	$ 31,817	$ 38,483
Allowances made (reversed) during the year, net	(854)	(1,084)	(5,843)
Accounts written-off against allowances	(47)	(858)	(9)
Foreign exchange effect	(1,136)	(1,719)	(814)
Closing balance	26,119	28,156	31,817
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	28,629	37,735	40,047
Allowances made (reversed) during the year, net	(5,427)	1,291	4
Accounts written-off against allowances	(3,644)	(9,465)
Foreign exchange effect	(31)	(932)	(2,316)
Closing balance	19,527	28,629	37,735
Allowances for other receivables
Movement of allowances
Beginning of the year	3,885	830	887
Allowances made (reversed) during the year, net	5,954	3,257	(53)
Foreign exchange effect	(588)	(202)	(4)
Closing balance	$ 9,251	$ 3,885	$ 830